Schedule I - Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit (loss) [abstract]
Other operating income	$ 84,378	$ 100,992	$ 147,356
Staff costs	(279,864)	(305,859)	(314,810)
Other operating expense	(265,182)	(270,090)	(346,252)
Finance income	7,248	5,422	2,274
Finance costs	(21,942)	(38,793)	(61,015)
Exchange differences	13,565	(7,551)	(9,995)
Impairment gain	43,052	25,290	56,999
(Loss) profit before tax	37,052	156,018	591,811
Income tax benefit (expense)	(16,252)	(57,540)	(147,983)
Total Profit for the year	20,800	98,478	443,828
Separate
Profit (loss) [abstract]
Other operating income	20,905	28,799	41,816
Staff costs			(5,864)
Other operating expense	(34,512)	(36,221)	(51,864)
Depreciation and amortization	(126)	(123)	(104)
Finance income	889	31,982	4,029
Finance costs	(6,477)	(19,638)	(26,444)
Exchange differences	447	86	(2,005)
Impairment gain		429
(Loss) profit before tax	(18,874)	5,314	(40,436)
Income tax benefit (expense)	367	115
Total Profit for the year	$ (18,507)	$ 5,429	$ (40,436)